Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit for the year	$ 29,494	$ 26,363	$ 18,707
Adjustments for:
Depreciation and amortization	16,888	18,659	18,364
Loss on sale and write-off of fixed assets	808	348	750
Interest and exchange rate changes	13,553	18,325	13,172
Unrealized loss (gain) on financial instruments	2,125	(2,967)	(1,347)
Income tax expenses	14,275	15,336	20,116
Impairment losses on account receivable and contract assets	2,610	305	18
Share-based compensation	5,565	5,665	1,057
Others	(17)	3,546	(268)
Changes in operating assets and liabilities
Accounts receivable and contract assets	52	13,819	(37,043)
Recoverable taxes	(6,554)	(6,325)	(209)
Suppliers and other payables	(43)	(2,502)	(5,746)
Salaries and welfare charges	12,290	(12,364)	1,289
Contract liabilities	(2,805)	3,673	1,837
Other receivables and payables, net	(2,602)	1,352	(1,111)
Cash generated from operating activities	85,639	83,233	29,586
Income tax paid	(4,415)	(5,499)	(9,495)
Interest paid on loans and borrowings	(12,399)	(18,485)	(13,540)
Interest paid on lease	(703)	(811)	(1,199)
Income tax refund	862	853	0
Net cash from operating activities	68,984	59,291	5,352
Cash flows from investing activities
Acquisition of property and equipment and intangible assets	(10,572)	(4,843)	(4,451)
Redemption of financial investments	635	18,122	123,697
Acquisition of subsidiary net of cash acquired	0	0	(141,855)
Cash outflow on hedge accounting settlement	0	0	4,801
Hedge accounting - ineffective portion inflow	0	0	1,018
Net cash from (used in) investing activities	(9,937)	13,279	(16,790)
Cash flows from financing activities
Exercised share-based compensation	857	243	2,413
Payment of lease liabilities	(4,195)	(4,821)	(5,240)
Proceeds from loans and borrowings	19,818	42,084	102,371
Proceeds from settlement of derivatives	1,542	2,447	69
Payment of loans and borrowings	(21,994)	(82,956)	(69,189)
Payment of installment related to accounts payable for business acquired	(17,900)	(15,418)	(12,123)
Repurchase of treasury shares	(14,098)	(8,853)	0
Net cash from (used in) financing activities	(35,970)	(67,274)	18,301
Net increase in cash and cash equivalents	23,077	5,296	6,863
Cash and cash equivalents as of January 1st	43,715	35,596	24,322
Exchange variation effect on cash and cash equivalents	(10,171)	2,823	4,411
Cash and cash equivalents as of December 31st	$ 56,621	$ 43,715	$ 35,596